Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Financial risk management
Schedule of sensitivity analysis of the company's assets

31/12/2024
	Fair value as of	Impact of a 5% change
In thousands of euros	December 31, 2024	in exchange rate
Cash & cash equivalents denominated in US Dollars	21,879	(1,042)
Short-term deposits dominated in US Dollars	8,182	(390)
End of period rate at 31/12/24	1.04	1.09

31/12/2023
	Fair value as of	Impact of a 5% change
In thousands of euros	December 31, 2023	in exchange rate
Cash & cash equivalents denominated in US Dollars	4,649	(221)
Short-term deposits dominated in US Dollars	2,715	(129)
End of period rate at 31/12/23	1.11	1.16

31/12/2022
	Fair value as of	Impact of a 5% change
In thousands of euros	December 31, 2022	in exchange rate
Cash & cash equivalents denominated in US Dollars	33,310	(1,586)